Summary of Significant Accounting Policies - Summary of Financials Instruments and Respective Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Assets at fair value	$ 102,897	$ 46,771
Liabilities:
Liabilities at fair value		167
Money Market Funds
Assets
Assets at fair value	87,694	31,730
Certificates of Deposit
Assets
Assets at fair value	15,203	15,041
Warrant Liability
Liabilities:
Liabilities at fair value		167
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Assets at fair value	102,897	46,771
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Assets
Assets at fair value	87,694	31,730
Quoted Prices in Active Markets for Identical Assets (Level 1) | Certificates of Deposit
Assets
Assets at fair value	$ 15,203	15,041
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities at fair value		167
Significant Other Unobservable Inputs (Level 3) | Warrant Liability
Liabilities:
Liabilities at fair value		$ 167